UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $229,148 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101      553    40000 SH       SOLE                    40000
ARISTOTLE CORP                 COM NEW          040448201       54     6523 SH       SOLE                     6523
BALLY TECHNOLOGIES INC         COM              05874B107    20280   600000 SH       SOLE                   600000
BJ SVCS CO                     COM              055482103    12137   380000 SH       SOLE                   380000
C&D TECHNOLOGIES INC           COM              124661109    15457  1827100 SH       SOLE                  1827100
CPI CORP                       COM              125902106    10242   546800 SH       SOLE                   546800
ENERSYS                        COM              29275Y102    25414   742459 SH       SOLE                   742459
HI SHEAR TECHNOLOGY CORP       COM              42839Y104     6641   535613 SH       SOLE                   535613
HORNBECK OFFSHORE SVCS INC N   COM              440543106    24469   433000 SH       SOLE                   433000
INTERFACE INC                  CL A             458665106     5702   455100 SH       SOLE                   455100
KADANT INC                     COM              48282T104     5760   254856 SH       SOLE                   254856
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111      410   231465 SH       SOLE                   231465
KAPSTONE PAPER & PACKAGING C   COM              48562P103     3506   525604 SH       SOLE                   525604
KEY TECHNOLOGY INC             COM              493143101    17883   562187 SH       SOLE                   562187
LUBYS INC                      COM              549282101     2499   409600 SH       SOLE                   409600
NORTECH SYS INC                COM              656553104     1872   199809 SH       SOLE                   199809
NORTH AMERN GALVANZNG & CTNG   COM              65686Y109     1324   150637 SH       SOLE                   150637
PAR TECHNOLOGY CORP            COM              698884103     1108   148050 SH       SOLE                   148050
QUANEX BUILDING PRODUCTS COR   COM              747619104     4082   274678 SH       SOLE                   274678
ROCKY MTN CHOCOLATE FACTORY    COM PAR $0.03    774678403      396    41103 SH       SOLE                    41103
SAUER-DANFOSS INC              COM              804137107    15391   494100 SH       SOLE                   494100
SUPERIOR WELL SVCS INC         COM              86837X105     7646   241116 SH       SOLE                   241116
TEXTAINER GROUP HOLDINGS LTD   SHS              G8766E109     4822   246900 SH       SOLE                   246900
THOMPSON CREEK METALS CO INC   COM              884768102     8775   450000 SH       SOLE                   450000
TIDEWATER INC                  COM              886423102    12681   195000 SH       SOLE                   195000
TWIN DISC INC                  COM              901476101     4518   215860 SH       SOLE                   215860
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121     7425  2062400 SH       SOLE                  2062400
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     4975   575800 SH       SOLE                   575800
WMS INDS INC                   COM              929297109     3126   105000 SH       SOLE                   105000